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                          CLAYMORE SECURITIES, INC.
                           210 NORTH HALE STREET
                          WHEATON, ILLINOIS 60187


                            September 17, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


     Re:  Kemper Defined Funds Series 35
          (SEC File No. 33-60895 CIK #910902)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 8, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on September 12, 2002.

                                         Very truly yours,



                                         CLAYMORE SECURITIES, INC.